CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 211,944	$ 217,746
Short-term investments	26,126	7,944
Prepaid expenses and other current assets	12,911	18,645
Amounts due from related parties	1,592	43
Deferred tax assets-current	4,335	3,618
Total current assets	256,908	247,996
Property and equipment, net	40,616	35,613
Acquired intangible assets, net	563
Deferred tax assets-noncurrent	2,585	1,008
Rental deposits	4,493	3,787
Available-for-sale securities	5,125
Goodwill	3,729	863
Other noncurrent assets	2,246	568
Total assets	316,265	289,835
Current liabilities:
Deferred revenue-current (including deferred revenue of the consolidated VIE without recourse to the Company of $79,095 and $105,027 as of December 31, 2011 and 2012, respectively)	105,027	79,095
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $19,145 and $23,051 as of December 31, 2011 and 2012, respectively)	25,157	21,733
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to the Company of $4,047 and $4,329 as of December 31, 2011 and 2012, respectively)	4,329	4,047
Dividends payable (including dividends payable of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	22,665
Deferred income-current (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	347	371
Total current liabilities	157,525	105,246
Deferred revenue-noncurrent (including deferred revenue of the consolidated VIE without recourse to the Company of $22,309 and $28,765 as of December 31, 2011 and 2012, respectively)	28,765	22,309
Deferred income-noncurrent (including deferred income of the consolidated VIE without recourse to the Company of nil and nil as of December 31, 2011 and 2012, respectively)	607	929
Deferred tax liabilities-noncurrent (including deferred tax liabilities of the consolidated VIE without recourse to the Company of nil and $141 as of December 31, 2011 and 2012, respectively)	141
Total liabilities	187,038	128,484
Commitments (Note 18)
Equity
Ordinary shares (par value $0.0001 per share; 469,647,160 shares authorized; 139,679,890 and 140,027,952 shares issued; 133,505,836 and 130,377,436 shares outstanding as of December 31, 2011 and 2012, respectively)	14	14
Treasury shares, at cost	(16,124)	(8,846)
Additional paid-in capital	149,303	178,058
Statutory reserves	2,028	1,544
Accumulated deficits	(7,046)	(8,527)
Accumulated other comprehensive loss	(311)	(892)
Total Xueda Education Group shareholders' equity	127,864	161,351
Noncontrolling interests	1,363
Total equity	129,227	161,351
Total liabilities and equity	$ 316,265	$ 289,835